RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Company, directly or indirectly, and consist of its directors, the Chief Executive Officer, and the Chief Financial Officer.

The following is a summary of the Company’s key management compensation:

	Year ended December 31,
	2025	2024
	$	$
Consulting fees	558,463	413,250
Salaries and benefits	—	37,792
Share-based compensation	1,531,816	477,460
Total	2,090,280	928,502

As at December 31, 2025, included within accounts payable and accrued liabilities is $230,560 owed to related parties of the Company (December 31, 2024 - $18,310). See also note 15 for other related party transactions. The amounts due to related parties are unsecured, non-interest bearing, and due on demand.

During the year ended December 31, 2025, the Company received a $500,000 USD loan from a company controlled by a director of the Company. The loan is subject to an annual interest rate of 3 month Secured Overnight Financing Rate + 6.5% and shall be repaid against the Company’s milling income or cash. Subsequent to the year end, the loan principal and related interest were fully repaid.